Contingencies - Accrual for Probable Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingency Accrual [Roll Forward]
Litigation contingency accrual - Beginning of period	$ 0.7	$ 1.9	$ 0.4
Adjustment to accruals - expense (income)	0.1	0.6	1.8
Currency	(0.1)	0.0	0.0
Cash payments	(0.2)	(1.8)	(0.3)
Litigation contingency accrual - End of period	$ 0.5	$ 0.7	$ 1.9